8. Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Details 1
Pre-tax income at statutory rate (34%)	$ 2,914	$ 2,509	$ 2,251
Differences:
Tax exempt interest income	(1,481)	(1,168)	(1,052)
Nondeductible interest and other expense	141	52	62
Cash surrender value of life insurance	(147)	(149)	(101)
State taxes, net of federal benefits	428	324	233
Nondeductible capital losses	0	0	49
Other, net	24	19	21
Total	$ 1,879	$ 1,587	$ 1,463